Derivatives - Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	$ (802)	$ (933)	$ (4)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,167)
Total liabilities	2,365
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	2,182
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	71
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	112
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(501)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,874)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(792)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	2,070
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	2,744
Total liabilities	(159)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(121)
Total liabilities	(328)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(66)
Change in value of hedged items for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	392
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	804	914	23
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	3,168
Total liabilities	(2,364)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(2,179)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(73)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(112)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	507
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,869
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	792
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,072)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(2,747)
Total liabilities	160
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	121
Total liabilities	328
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	66
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(392)
Hedge ineffectiveness [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	2	(19)	19
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	1
Total liabilities	1
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	3
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(2)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	6
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(5)
Hedge ineffectiveness [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2)	(2)	(11)
Hedge ineffectiveness [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3)
Total liabilities	1
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	161,993
Total liabilities	102,137
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	93,150
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	4,960
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	4,027
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	30,032
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	86,804
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	45,157
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(4,043)
Total liabilities	(2,583)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(2,301)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(52)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(230)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(618)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(2,699)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(726)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(180)
Total liabilities	(147)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(4)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(143)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(172)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(8)
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,100)	(2,229)	1,448
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(2,687)
Total liabilities	159
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	269
Total liabilities	93
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	66
Hedging gain losses recognized in other comprehensive income [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(392)	890	36
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	738	1,077	$ 1,285
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	382
Total liabilities	(47)
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	462
Total liabilities	(156)
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	97
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL		$ (8)
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,838)
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,069)
Total liabilities	206
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(193)
Total liabilities	249
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(31)
Net Change In Other Comprehensive Income Loss [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	$ (392)